DEBT AND RELATED PARTY TRANSACTIONS ( Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Mar. 27, 2013	Apr. 14, 2008
DEBT AND RELATED PARTY TRANSACTIONS {1}
Company signed a loan agreement Ararat, LLC				$ 328,000
Ararat, LLC agreed to cancel the entire debt balance in exchange for 1,500,000 preferred B shares			1,500,000
These shares can be exchanged within months			19
the extinguishment of debt was accounted for as a conversion of principal	348,634
the extinguishment of debt was accounted for as a conversion of	53,290
a related make whole liability was recorded as a provision	583,500	555,000
the principal balance of the note and accrued interest was	0	0
1,500,000 common shares, having a market value of less than	$ 600,000